Segment and geographic information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment and geographic information
Number of reportable segments of the group	2
Segment and geographic information
Revenue	$ 42,280,424	$ 48,411,570	$ 38,909,170
Less: sales tax and related taxes	2,072,190	3,014,529	2,936,276
Net revenue	40,208,234	45,397,041	35,972,894
Less: cost of services	9,998,390	7,687,558	5,851,185
Gross profit	30,209,844	37,709,483	30,121,709
Online Business
Segment and geographic information
Revenue	34,091,925	43,115,126	36,496,631
Less: sales tax and related taxes	1,922,430	2,784,348	2,813,782
Net revenue	32,169,495	40,330,778	33,682,849
Less: cost of services	6,949,772	6,035,323	5,165,602
Gross profit	25,219,723	34,295,455	28,517,247
Offline Business
Segment and geographic information
Revenue	8,188,499	5,296,444	2,412,539
Less: sales tax and related taxes	149,760	230,181	122,494
Net revenue	8,038,739	5,066,263	2,290,045
Less: cost of services	3,048,618	1,652,235	685,583
Gross profit	$ 4,990,121	$ 3,414,028	$ 1,604,462